UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22888

Wildermuth Fund
(Exact name of registrant as specified in charter)

3948 3rd Street South 89, Jacksonville Beach, Florida 32250-5847
(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

3948 3rd Street South 89

Jacksonville Beach, Florida 32250-5847

(Name and address of agent for service)

Copies to:

Karen A. Aspinall

Practus, LLP

3857 Birch St. PMB 2241

Newport Beach, CA 92660

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

Investment Company Report

Wildermuth Fund Proxy voting July 1, 2022 - June 30, 2023

ARCTRUST, INC
Security	N/A			Meeting Type	Annual General Meeting
Ticker Symbol	N/A			Meeting Date	17-May-23
ISIN	N/A			Agenda	Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1.01	Election of Director: Joseph Morena	Management	For	For	For
1.02	Election of Director: Edward Constantino	Management	For	For	For

Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund
Security	N/A			Meeting Type	Annual General Meeting
Ticker Symbol	N/A			Meeting Date	30-Jun-23
ISIN	N/A			Agenda	Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1	Acknowledgement of the report of the board of managers of the General Partner of the Partnership for the financial year ended 31 December 2022.	Management	For	For	For
2	Acknowledgement of the report of the auditor of the Partnership for the financial year ended 31 December 2022.	Management	For	For	For
3	Approval of the audited annual accounts for the financial year ended 31 December 2022.	Management	For	For	For
4	Allocation of the results for the financial year ended 31 December 2022 - carry forward the combined net investment profit amounting to EUR 1,634,064	Management	For	For	For
5	Discharge to the managers of the General Partner of the Partnership with respect to the performance of their duties for the financial year ended 31 December 2022.	Management	For	For	For
6	Renewal of the mandate of Ernst & Young S.A. as auditor of the Partnership to serve until the next annual general meeting of the partners which will deliberate on the audited annual accounts for the financial year ending 31 December 2023.	Management	For	For	For
7	Authorisation and empowerment of any employee of Sanne LIS S.A. to accomplish any necessary publication formalities with the Luxembourg Register of Commerce and Companies and relevant authorities.	Legal requirement, no vote required	N/A	N/A	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wildermuth Fund

By (Signature and Title)	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date: August 3, 2023